UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782

Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                  02/14/2007
---------------------------------  -------------               --------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     66
Form 13F Information Table Value Total:  $2,476,293
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number          Name
---  --------------------          ----

1.   28-10580                      Karsch Associates, LLC
2.   28-10579                      Karsch Capital II, LP
3.   28-10586                      Karsch Capital, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                         September 30, 2006
COLUMN 1                       COLUMN 2            COLUMN 3    COLUMN 4   COLUMN 5              COL 6  COL 7         COLUMN 8

                                                                VALUE     SHRS OR    SH/ PUT/  INVSTMT OTHR    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS        CUSIP     (X1000)    PRN AMT    PRN CALL  DISCRTN MNGRS  SOLE       SHARED NONE
AIRCASTLE LTD                  COM                 g0129k104     8,117       275,140 SH         Sole   NONE      275,140   0    0
AMERICAN TOWER CORP            CL A                029912201    73,989     1,984,686 SH         Sole   NONE    1,984,686   0    0
ANALOG DEVICES INC             COM                 032654105    70,127     2,133,450 SH         Sole   NONE    2,133,450   0    0
APPLIED MATLS INC              COM                 038222105    60,924     3,302,130 SH         Sole   NONE    3,302,130   0    0
APPLIED MICRO CIRCUITS CORP    COM                 03822W109    47,138    13,240,913 SH         Sole   NONE   13,240,913   0    0
ARBITRON INC                   COM                 03875q108    36,207       833,490 SH         Sole   NONE      833,490   0    0
ASSISTED LIVING CONCPT NEV N   CL A ADDED          04544x102     4,943       499,840 SH         Sole   NONE      499,840   0    0
SCHWAB CHARLES CORP NEW        COM                 808513105    40,933     2,116,502 SH         Sole   NONE    2,116,502   0    0
COMCAST CORP NEW               CL A                20030n101     3,051        72,084 SH         Sole   NONE       72,084   0    0
COMCAST CORP NEW               CL A SPL            20030n200    67,188     1,604,300 SH         Sole   NONE    1,604,300   0    0
CONOCOPHILLIPS                 COM                 20825c104    56,961       791,670 SH         Sole   NONE      791,670   0    0
CROWN HOLDINGS INC             COM                 228368106   120,136     5,742,637 SH         Sole   NONE    5,742,637   0    0
CSK AUTO CORP                  COM                 125965103    70,261     4,096,830 SH         Sole   NONE    4,096,830   0    0
DANAOS CORPORATION             SHS ADDED           y1968p105     9,077       378,200 SH         Sole   NONE      378,200   0    0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN      23311p100     1,203        34,820 SH         Sole   NONE       34,820   0    0
E TRADE FINANCIAL CORP         COM                 269246104    55,742     2,486,270 SH         Sole   NONE    2,486,270   0    0
FOUNDRY NETWORKS INC           COM                 35063R100    35,425     2,364,850 SH         Sole   NONE    2,364,850   0    0
GAMESTOP CORP NEW              CL B                36467w208   104,899     1,915,620 SH         Sole   NONE    1,915,620   0    0
GARTNER INC                    COM                 366651107    57,967     2,929,090 SH         Sole   NONE    2,929,090   0    0
GEMSTAR-TV GUIDE INTL INC      COM                 36866w106     8,702     2,170,000 SH         Sole   NONE    2,170,000   0    0
GENESIS LEASE LTD              ADR ADDED           37183t107    24,675     1,050,000 SH         Sole   NONE    1,050,000   0    0
GETTY IMAGES INC               COM                 374276103    16,177       377,800 SH         Sole   NONE      377,800   0    0
HUTCHINSON TECHNOLOGY INC      COM                 448407106    20,153       855,041 SH         Sole   NONE      855,041   0    0
INFINEON TECHNOLOGIES AG       SPONSORED ADR       45662N103    15,717     1,120,240 SH         Sole   NONE    1,120,240   0    0
INTEGRATED DEVICE TECHNOLOGY   COM                 458118106    39,689     2,563,880 SH         Sole   NONE    2,563,880   0    0
LAIDLAW INTL INC               COM                 50730r102     7,864       258,440 SH         Sole   NONE      258,440   0    0
LEHMAN BROS HLDGS INC          COM                 524908100    43,825       560,990 SH         Sole   NONE      560,990   0    0
LIBERTY MEDIA HLDG CORP        INT COM SER A       53071m104    41,753     1,935,690 SH         Sole   NONE    1,935,690   0    0
LIONS GATE ENTMNT CORP         COM NEW             535919203     2,725       253,990 SH         Sole   NONE      253,990   0    0
LOEWS CORP                     CAROLNA GP STK      540424207    29,872       461,550 SH         Sole   NONE      461,550   0    0
MAXIM INTEGRATED PRODS INC     COM                 57772K101    10,044       328,029 SH         Sole   NONE      328,029   0    0
NYSE GROUP INC                 COM                 62949w103    62,396       641,930 SH         Sole   NONE      641,930   0    0
O REILLY AUTOMOTIVE INC        COM                 686091109    46,292     1,443,922 SH         Sole   NONE    1,443,922   0    0
OFFICE DEPOT INC               COM                 676220106    68,729     1,800,610 SH         Sole   NONE    1,800,610   0    0
SBA COMMUNICATIONS CORP        COM                 78388j106    31,197     1,134,433 SH         Sole   NONE    1,134,433   0    0
SEMTECH CORP                   COM                 816850101    37,713     2,885,480 SH         Sole   NONE    2,885,480   0    0
SHIRE PLC                      SPONSORED ADR       82481r106    19,769       320,100 SH         Sole   NONE      320,100   0    0
SIX FLAGS INC                  COM                 83001p109     6,603     1,260,200 SH         Sole   NONE    1,260,200   0    0
TEXTRON INC                    COM                 883203101   121,772     1,298,620 SH         Sole   NONE    1,298,620   0    0
THERMO FISHER SCIENTIFIC INC   COM                 883556102    73,129     1,614,690 SH         Sole   NONE    1,614,690   0    0
TRACTOR SUPPLY CO              COM                 892356106    41,411       926,210 SH         Sole   NONE      926,210   0    0
TRW AUTOMOTIVE HLDGS CORP      COM                 87264s106    14,479       559,690 SH         Sole   NONE      559,690   0    0
TUESDAY MORNING CORP           COM NEW             899035505    18,878     1,214,000 SH         Sole   NONE    1,214,000   0    0
UBS AG                         SHS NEW             h89231338    34,826       577,260 SH         Sole   NONE      577,260   0    0
UNIVERSAL COMPRESSION PARTNE   UNIT LP INT ADDED   913430104     3,230       120,330 SH         Sole   NONE      120,330   0    0
WELLCARE HEALTH PLANS INC      COM                 94946t106     3,928        57,004 SH         Sole   NONE       57,004   0    0
WENDYS INTL INC                COM                 950590109    12,857       388,560 SH         Sole   NONE      388,560   0    0
WESCO INTL INC                 COM                 95082p105    87,781     1,492,618 SH         Sole   NONE    1,492,618   0    0
WILLIAMS COS INC DEL           COM                 969457100    27,475     1,051,870 SH         Sole   NONE    1,051,870   0    0
XM SATELLITE RADIO HLDGS INC   CL A                983759101    34,415     2,381,650 SH         Sole   NONE    2,381,650   0    0
GOLDMAN SACHS GROUP INC        COM                 38141G104    24,620       123,500     CALL   Sole   NONE      123,500   0    0
MAXIM INTEGRATED PRODS INC     COM                 57772K101    32,169     1,050,600     CALL   Sole   NONE    1,050,600   0    0
TEXTRON INC                    COM                 883203101    33,307       355,200     CALL   Sole   NONE      355,200   0    0
WELLPOINT INC                  COM                 94973V107    85,827     1,090,700     CALL   Sole   NONE    1,090,700   0    0
HARLEY DAVIDSON INC            COM                 412822108    30,260       429,400     PUT    Sole   NONE      429,400   0    0
ISHARES TR                     RUSSELL 200         464287655   230,189     2,950,000     PUT    Sole   NONE    2,950,000   0    0
MICROSTRATEGY INC              CL A NEW            594972119    32,459       284,700     PUT    Sole   NONE      284,700   0    0
PACTIV CORP                    COM                 695257105    14,990       420,000     PUT    Sole   NONE      420,000   0    0
SEALED AIR CORP NEW            COM                 81211K100    19,476       300,000     PUT    Sole   NONE      300,000   0    0
SPDR TR                        UNIT SER 1          78462F80H    28,324       200,000     PUT    Sole   NONE      200,000   0    0
UST INC                        COM                 902911106    12,309       211,500     PUT    Sole   NONE      211,500   0    0

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